Financial Management - Liquidity Risk (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings ( Note 18)	$ 659,882
Lease liabilities (Note 20)	46,237
Twelve Jumbo Barges	1,982
Six Jumbo Barges	1,594
Trade and other payables (Note 19)	68,186	$ 61,344
Total	777,881
Less than a year [member]
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings ( Note 18)	89,430
Lease liabilities (Note 20)	4,669
Twelve Jumbo Barges	1,982
Six Jumbo Barges	1,594
Trade and other payables (Note 19)	68,186
Total	165,861
1-2 years [member]
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings ( Note 18)	551,207
Lease liabilities (Note 20)	4,504
Twelve Jumbo Barges	0
Six Jumbo Barges	0
Trade and other payables (Note 19)	0
Total	555,711
2-3 years [member]
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings ( Note 18)	7,546
Lease liabilities (Note 20)	4,337
Twelve Jumbo Barges	0
Six Jumbo Barges	0
Trade and other payables (Note 19)	0
Total	11,883
3-4 years [member]
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings ( Note 18)	11,699
Lease liabilities (Note 20)	4,295
Twelve Jumbo Barges	0
Six Jumbo Barges	0
Trade and other payables (Note 19)	0
Total	15,994
More than 5 years
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings ( Note 18)	0
Lease liabilities (Note 20)	28,432
Twelve Jumbo Barges	0
Six Jumbo Barges	0
Trade and other payables (Note 19)	0
Total	$ 28,432